Credit Risk - Summary of Commercial Real Estate by Loan to Value (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Loan To Value [line items]
Loans and advances to customers	£ 201,289	£ 199,340
Commercial Real Estate [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	£ 6,459	£ 8,144
Percentage of loan to value	100.00%	100.00%
Commercial Real Estate [member] | Development Loans [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	£ 61	£ 246
Percentage of loan to value	1.00%	3.00%
Commercial Real Estate [member] | Less Than Or Equal To Fifty Percentage [Member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	£ 3,663	£ 4,146
Percentage of loan to value	56.00%	51.00%
Commercial Real Estate [member] | Greater than fifty percentage to seventy percentage [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	£ 2,039	£ 3,035
Percentage of loan to value	32.00%	37.00%
Commercial Real Estate [member] | Greater Than 70-100% [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	£ 47	£ 36
Percentage of loan to value	1.00%
Commercial Real Estate [member] | Greater Than 100% [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	£ 18	£ 52
Percentage of loan to value		1.00%
Commercial Real Estate [member] | Standardised Portfolio [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	£ 631	£ 629
Percentage of loan to value	10.00%	8.00%
Commercial Real Estate [member] | Total With Collateral [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	£ 6,398	£ 7,898
Percentage of loan to value	99.00%	97.00%
Commercial Real Estate [member] | Non performing loans [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	£ 29	£ 69
Percentage of loan to value	100.00%	100.00%
Commercial Real Estate [member] | Non performing loans [member] | Less Than Or Equal To Fifty Percentage [Member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	£ 3	£ 6
Percentage of loan to value	11.00%	9.00%
Commercial Real Estate [member] | Non performing loans [member] | Greater than fifty percentage to seventy percentage [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	£ 4	£ 2
Percentage of loan to value	14.00%	3.00%
Commercial Real Estate [member] | Non performing loans [member] | Greater Than 70-100% [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	£ 1	£ 1
Percentage of loan to value	3.00%	1.00%
Commercial Real Estate [member] | Non performing loans [member] | Greater Than 100% [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	£ 16	£ 48
Percentage of loan to value	55.00%	70.00%
Commercial Real Estate [member] | Non performing loans [member] | Standardised Portfolio [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	£ 5	£ 12
Percentage of loan to value	17.00%	17.00%
Commercial Real Estate [member] | Non performing loans [member] | Total With Collateral [member]
Disclosure Of Loan To Value [line items]
Loans and advances to customers	£ 29	£ 69
Percentage of loan to value	100.00%	100.00%